Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income		$ 275,469	$ 274,663	$ 237,986
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	[1]	(17,946)	(4,193)	851
Unrealized gains (losses) on derivative instruments	[1]	(87,004)	71,245	(27,482)
Pension and other post-retirement benefit plans	[1]	130,329	47,915	(40,791)
Other Comprehensive Income (Loss), Net of Tax	[1]	25,379	114,967	(67,422)
Total comprehensive income		300,848	389,630	170,564
Less: comprehensive income attributable to non-controlling interest		899	(1,915)	835
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 301,747	$ 387,715	$ 171,399

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $1,419, $(6,186) and $1,891 for the years 2022, 2021 and 2020, respectively.